Stockholders' Equity	3 Months Ended
Mar. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 15. Stockholders’ Equity

The following table represents changes in stockholders’ equity that are attributable to Starwood’s stockholders and non-controlling interests (in millions):

		Equity Attributable to Starwood Stockholders
			Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Equity Attributable to Noncontrolling Interests
	Total	Common Shares
Balance at December 31, 2011	$2,955	$2	$963	$(348)	$2,337	$1
Net income (loss)	128	—	—	—	128	—
Equity compensation activity and other	46	—	42	—	—	4
Other comprehensive income (loss)	39	—	—	39	—	—

Balance at March 31, 2012	$3,168	$2	$1,005	$(309)	$2,465	$5

Share Issuances and Repurchases. During the three months ended March 31, 2012, the Company issued approximately 744,000 Company common shares as a result of stock option exercises. During the three months ended March 31, 2012, the Company did not repurchase any common shares and $250 million remained available under the share repurchase authorization previously approved by the Company’s Board of Directors.